(Loss)/earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted (loss)/earnings per share	The Company calculates basic and diluted (loss)/earnings per share as follows:

		For the six- month period ended June 30, 2024		For the six-month period ended June 30, 2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net (loss)/income	(7,970,332)	(7,970,332)	2,588,391	2,588,391
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	(379,166)	(379,166)	(377,083)	(377,083)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	(2,862,000)	(2,862,000)	(1,818,000)	(1,818,000)
Less: Undistributed earnings allocated to non-vested shares	—	—	(11,926)	—
Change in fair value of warrants	—	—	—	(508,232)

Net (loss)/income attributable to common shareholders, basic and diluted	(11,211,498)	(11,211,498)	381,382	(114,924)

Denominator
Weighted average number of shares outstanding, basic	234,474	234,474	733,370	733,370
Unexercised warrants (Note 8)	—	—	—	1,070,950
Effect of dilutive shares	—	—	—	1,070,950
Weighted average number of shares outstanding, diluted	234,474	234,474	733,370	1,804,320
(Loss)/earnings per share	(47.82)	(47.82)	0.52	(0.06)